Provisions	6 Months Ended
Jun. 30, 2021
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Post- employment benefits	Others	Total	Current	Non-current
	(in thousands)
At December 31, 2020	$1,155	$809	$1,964	$90	$1,874
Arising during the period	85	451	536
Released (used) during the period	—	(90)	(90)
Released (unused) during the period	—	(122)	(122)

At June 30, 2021	$1,240	$1,048	$2,288	$47	$2,241
The provision for post-employment benefits is for the lump sum retirement indemnity required to be paid to French employees. No employee has retired during the period.
“Other provisions” relate primarily to estimated payments to holders of patents which may be deemed as essential under the requirements of the LTE standard of royalties assessed on sales of modules. The provision is based on management’s judgment, taking into consideration the various articles, reports, industry discussions on the subject which were available, and is recorded in the cost of product revenue.